DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Carrying Values
The carrying values of the liability of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	2020 Notes
	December 31,
	2025	2024
Principal	$—	$460,000
Conversion option (Level 2)
Less:
Debt issuance costs, net of amortization	—	(1,209)
Unamortized discount	—	—

Net liability carrying amount	$—	$458,791

Schedule of Liability Interest Expense
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	2020 Notes			2017 Notes
	Year Ended December 31,			Year Ended December 31,
	2025	2024	2023	2025	2024	2023
Amortization of debt issuance costs	$1,210	$1,710	$1,699	$—	$14	$316
Non-cash amortization of debt discount	—	—	—	—	110	2,600
Interest expense	—	—	—	—	46	1,101
Loss in respect of convertible loan extinguishment	—	—	—	—		53
Total interest expense recognized	$1,210	$1,710	$1,699	$—	$170	$4,070
Effective interest rate	0.37%	0.37%	0.37%	—%	4.65%	4.65%